Long-Term Debt - Narrative (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Operating Facility
Debt Instrument
Credit facility maximum borrowing capacity		$ 15,000,000
Revolving credit facility
Debt Instrument
Credit facility maximum borrowing capacity		300,000,000		$ 300,000,000
Amount outstanding	$ 0
Revolving credit facility | Commercial paper
Debt Instrument
Long-term debt, gross	260,000,000		$ 367,000,000
Revolving credit facility | Petrogas Energy Corporation
Debt Instrument
Credit facility maximum borrowing capacity	175,000,000
Amount outstanding	0
Revolving credit facility | Petrogas Energy Corporation | Operating Facility
Debt Instrument
Credit facility maximum borrowing capacity		10,000,000
Revolving credit facility | Letter of Credit | WGL Holdings
Debt Instrument
Credit facility maximum borrowing capacity		250,000,000		250,000,000
Amount outstanding	0
Revolving credit facility | Letter of Credit | Washington Gas
Debt Instrument
Credit facility maximum borrowing capacity		$ 450,000,000		$ 450,000,000
Amount outstanding	0
Revolving credit facility | Letter of Credit | Petrogas Energy Corporation
Debt Instrument
Credit facility maximum borrowing capacity	25,000,000
Amount outstanding	57,000,000
Revolving credit facility | Letter of Credit | Petrogas Energy Corporation | Operating Facility
Debt Instrument
Amount outstanding	$ 0